shark13f123109
13F-HR
12/31/09
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  February 12, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    293,742

                                                                          FORM 13F INFORMATION TABLE
                             TITLE OF                  VALUE  SHARES/  SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS         CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------  --------  -------  ------- -------- -------- --------  ------  ------ -----

ALCOA INC	             COMMON STOCK   013817101  6050    375285     SH       SOLE	       0     375285    0    0
ARCTIC CAT INC		     COMMON STOCK   039670104  718     78389      SH       SOLE	       0     78389     0    0
BB&T CORP         	     COMMON STOCK   054937957  6538    257700     PUT	   SOLE	       0     0         0    0
BENCHMARK ELECTRS INC	     COMMON STOCK   08160H101  6243    330138     SH	   SOLE	       0     330130    0    0
BOSTON SCIENTIFIC CORP       COMMON STOCK   101137907  9000    1000000    CALL     SOLE        0     0         0    0
BOSTON SCIENTIFIC CORP       COMMON STOCK   101137907  5400    600000     CALL     SOLE        0     0         0    0
CITIGROUP INC	     	     COMMON STOCK   172967901  5130    1549800    CALL	   SOLE	       0     0         0    0
CBRL GROUP INC	             COMMON STOCK   12489V106  3262    85876 	  SH       SOLE	       0     85876     0    0
CHINA GREEN AGRICULTURE INC  COMMON STOCK   16943W955  1476    100400     PUT	   SOLE	       0     0         0    0
COMTECH TELECOMMUNICATIONS C COMMON STOCK   205826209  8407    239913     SH	   SOLE	       0     239913    0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429109  5283    156311 	  SH	   SOLE	       0     156311    0    0
CISCO SYS INC	             COMMON STOCK   17275R102  3882    162173     SH	   SOLE	       0     162713    0    0
CVS CAREMARK CORPORATION     COMMON STOCK   192479103  3668    113876     SH	   SOLE	       0     113876    0    0
DOVER CORP	             COMMON STOCK   260003108  574     274432 	  SH       SOLE	       0     274432    0    0
FORD MTR CO DEL              COMMON STOCK   345370950  5000    500000     PUT	   SOLE	       0     0         0    0
FAIR ISAAC CORP              COMMON STOCK   303250104  1432    67184 	  SH	   SOLE	       0     67184     0    0
FOOT LOCKER INC              COMMON STOCK   344849104  1393    125000 	  SH	   SOLE	       0     125000    0    0
GENERAL DYNAMICS CORP	     COMMON STOCK   369550108  6782    99492 	  SH	   SOLE	       0     99492     0    0
SPDR GOLD TRUST	             GOLD SHS       81211K950  7022    65437      SH	   SOLE	       0     65437     0    0
INTERNATIONAL BUSINESS MACHS COMMON STOCK   459200101  3927    30003      SH	   SOLE	       0     30003     0    0
IRON MTN INC                 COMMON STOCK   462846956  4732    207900     PUT	   SOLE	       0     0         0    0
ISHARES TR                   RUSSELL 2000   464287655  28171   451175     SH	   SOLE	       0     451175    0    0
ISHARES TR		     DJ US REAL EST 464287739  25780   561412     SH	   SOLE	       0     561412    0    0
JDA SOFTWARE GROUP INC       COMMON STOCK   46612K108  585     22949      SH       SOLE	       0     22949     0    0
BARCLAYS BANK PLC            ETN DJUBS GRNS3706739H305 1046    25588      SH       SOLE        0     25588     0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160104  5060    78554      SH	   SOLE	       0     78554     0    0
JACKSON HEWITT TAX SVCS INC  COMMON STOCK   468202106  2625    596500     SH	   SOLE	       0     596500    0    0
LILLY ELI & CO	             COMMON STOCK   532457108  4062    113744 	  SH       SOLE	       0     113744    0    0
LOCKHEED MARTIN CORP	     COMMON STOCK   539830109  9752    129427     SH	   SOLE	       0     129427    0    0
LEXMARK INTL NEW	     COMMON STOCK   529771107  7271    279859     SH	   SOLE	       0     279859    0    0
MCGRAW HILL COS INC          COMMON STOCK   580645959  5533    165100     PUT	   SOLE	       0     0         0    0
MICROSOFT CORP      	     COMMON STOCK   594918104  4275    140240     SH	   SOLE	       0     140240    0    0
ORACLE CORP	             COMMON STOCK   68389X105  7531    307014     SH	   SOLE	       0     307014    0    0
PEPSICO INC		     COMMON STOCK   713448108  8073    132774	  SH	   SOLE	       0     132774    0    0
PROCTER & GAMBLE CO          COMMON STOCK   742718109  3248    53566      SH	   SOLE	       0     53566     0    0
PALL CORP	             COMMON STOCK   696429307  3981    109962 	  SH       SOLE	       0     109962    0    0
PHARMACEUTICAL PROD DEV INC  COMMON STOCK   717124101  3770    160827 	  SH       SOLE	       0     160827    0    0
GREEN MTN COFFEE ROASTERS IN COMMON STOCK   393122956  2851    35000 	  PUT      SOLE	       0     0         0    0
SARA LEE CORP                COMMON STOCK   803111103  9137    750178     SH	   SOLE	       0     750178    0    0
SARA LEE CORP                COMMON STOCK   803111903  13721   1126500    CALL	   SOLE	       0     0         0    0
SARA LEE CORP                COMMON STOCK   803111903  6318     518700    CALL	   SOLE	       0     0         0    0
STAPLES INC		     COMMON STOCK   855030102  5824    236854     SH	   SOLE	       0     236854    0    0
SRA INTL INC	      	     CLASS A 	    78464R105  4785    250524 	  SH       SOLE	       0     250524    0    0
NUANCE COMMUNICATIONS INC    COMMON STOCK   67020Y950  2497    160800     PUT	   SOLE	       0     0         0    0
SYMANTEC CORP	             COMMON STOCK   871503108  6190    345982     SH	   SOLE	       0     345982    0    0
AT&T INC		     COMMON STOCK   00206R102  2795    99700      SH       SOLE	       0     99700     0    0
THERMO FISHER SCIENTIFIC INC COMMON STOCK   883556102  4743    99455      SH       SOLE        0     99455     0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L 879403780  2059    124214 	  SH       SOLE	       0     124214    0    0
NEUTRAL TANDEM INC 	     COMMON STOCK   64128B108  3779    166130     SH       SOLE        0     166130    0    0
TESORO CORP                  COMMON STOCK   88157K101  2025    149418     SH       SOLE        0     149418    0    0
WESCO INTL INC               COMMON STOCK   95082P105  3507    129845     SH       SOLE        0     129845    0    0
MEMC ELECTR MATLS INC        COMMON STOCK   552715104  2407    176749     SH	   SOLE	       0     176749    0    0
WAL MART STORES INC	     COMMON STOCK   931142103  3058    57203      SH	   SOLE	       0     57203     0    0
EXXON MOBIL CORP       	     COMMON STOCK   30231G102  2375    34834 	  SH       SOLE	       0     34834     0    0
S REPORT SUMMARY             54 DATA RECORDS          293742  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/09
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             54
               Total Records   			54
               Total Omitted                    0
Report Market Value x($1000)                	293,742
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value